Consolidated Statements of Changes in Equity - USD ($)	Share capital	Preferred A equity interest	Preferred C equity interest	Preferred D equity interest	Share premium	Other reserve	Statutory surplus reserve	Retained earnings	Foreign currency translation reserve	Total
Balance at Dec. 31, 2020	$ 341				$ 11,312,643	$ 184,272	$ 6,084,836	$ 40,406,391	$ (3,456,821)	$ 54,531,662
Shares issued for stock based compensation	130				4,407,724					4,407,854
Shares issued for shareholders’ loan	67				809,485					809,552
Preferred shares issued		1,500,000	1,500,000	3,900,000						6,900,000
Preferred shares converted into common stock	52	(260,000)		(780,000)	1,039,948
Declared dividend of right					7,149,994			(7,149,994)
Profit Loss for the year								(37,215,483)		(37,215,483)
Other comprehensive loss for the year									1,438,756	1,438,756
Balance at Dec. 31, 2021	590	1,240,000	1,500,000	3,120,000	24,719,794	184,272	6,084,836	(3,959,085)	(2,018,065)	30,872,341
Shares issued for stock based compensation	5,473				53,239,760					53,245,233
Disposal of subsidiaries						6,084,836	(6,084,836)		2,103,322	2,103,322
Profit Loss for the year								(73,492,431)		(73,492,431)
Other comprehensive loss for the year									(402,573)	(402,573)
Balance at Dec. 31, 2022	6,063	1,240,000	1,500,000	3,120,000	77,959,554	6,269,108		(77,451,517)	(317,316)	12,325,892
Reverse stock split	(5,457)				5,457
Profit Loss for the year								3,043,779		3,043,779
Other comprehensive loss for the year									(214,976)	(214,976)
Balance at Dec. 31, 2023	$ 606	$ 1,240,000	$ 1,500,000	$ 3,120,000	$ 77,965,011	$ 6,269,108		$ (74,407,738)	$ (532,292)	$ 15,154,695